Borrowings - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
		Dec. 20, 2017	May 09, 2014	Dec. 09, 2013	Nov. 30, 2018	May 31, 2019		May 31, 2018		May 31, 2015	Feb. 27, 2019	Mar. 02, 2017	May 29, 2015
Debt Instrument [Line Items]
Maturities of long-term debt in 2020						$ 552,400,000
Maturities of long-term debt in 2021						100,000
Maturities of long-term debt in 2022						100,000
Maturities of long-term debt in 2023						299,300,000
Maturities of long-term debt in 2024						336,400,000
Maturities of long-term debt thereafter						1,337,600,000
Credit facility, available liquidity						1,059,100,000
Liquidity available						$ 1,280,000,000
Consolidated indebtedness						64.20%		57.10%
Issuance of note						$ 205,000,000		$ 205,000,000
Credit facility borrowing potential maximum capacity						1,500,000,000
Outstanding balance on senior notes including amortizable cost						2,525,908,000		$ 2,174,144,000
Outstanding balance						$ 100,000,000
Convertible Notes
Debt Instrument [Line Items]
Debt, interest rate				2.25%
Note Interest payment frequency, term						Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year
Notes maturity date				2020
Margin
Debt Instrument [Line Items]
Interest rate margin						0.80%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, available liquidity						$ 959,100,000
Unsecured senior notes , maturity date	[1]					Oct. 31, 2023		Oct. 31, 2023
Credit facility borrowing maximum capacity					$ 1,300,000,000					$ 800,000,000
Credit facility expiration date					Oct. 31, 2023					Dec. 05, 2019
Outstanding balance on senior notes including amortizable cost	[1]					$ 336,442,000		$ 235,774,000
Interest coverage ratio						746.00%
Leverage ratio						315.00%
Unsecured 4.55% senior notes due March 1, 2029
Debt Instrument [Line Items]
Issuance of note						$ 350,000,000					$ 350,000,000
Debt, interest rate						4.55%	[2]				4.55%
Note Interest payment frequency, term						Interest on the 2029 Notes accrues from February 27, 2019 and is payable semiannually in arrears on March 1st and September 1st of each year, beginning September 1, 2019, at a rate of 4.550% per year.
Unsecured senior notes , maturity date	[2]					Mar. 01, 2029
Outstanding balance on senior notes including amortizable cost	[2]					$ 346,006,000
Unsecured 4.25% notes due January 15, 2048
Debt Instrument [Line Items]
Issuance of note		$ 300,000,000				$ 300,000,000
Debt, interest rate		4.25%				4.25%	[3]	4.25%	[3]
Note Interest payment frequency, term						Interest on the 2048 Notes accrues from December 20, 2017 and is payable semiannually in arrears on January 15th and July 15th of each year, beginning July 15, 2018, at a rate of 4.250% per year.
Unsecured senior notes , maturity date	[3]					Jan. 15, 2048		Jan. 15, 2048
Outstanding balance on senior notes including amortizable cost	[3]					$ 296,467,000		$ 296,344,000
Unsecured 6.50% senior notes due February 15, 2018
Debt Instrument [Line Items]
Debt, interest rate		6.50%
Unsecured senior notes , maturity date						Feb. 15, 2018
Repayments of unsecured senior notes		$ 250,000,000
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Issuance of note						$ 250,000,000		$ 250,000,000				$ 50,000,000	$ 250,000,000
Debt, interest rate						5.25%	[4]	5.25%	[4]			5.25%	5.25%
Note Interest payment frequency, term						Interest on the 2045 Notes is payable semiannually in arrears on June 1st and December 1st of each year at a rate of 5.250% per year
Unsecured senior notes , maturity date	[4]					Jun. 01, 2045		Jun. 01, 2045
Outstanding balance on senior notes including amortizable cost	[4]					$ 298,589,000		$ 298,514,000
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Issuance of note						$ 400,000,000		$ 400,000,000				$ 400,000,000
Debt, interest rate						3.75%	[5]	3.75%	[5]			3.75%
Note Interest payment frequency, term						Interest on the 2027 Notes is payable semiannually in arrears on March 15th and September 15th of each year, at a rate of 3.750% per year
Unsecured senior notes , maturity date	[5]					Mar. 15, 2027		Mar. 15, 2027
Outstanding balance on senior notes including amortizable cost	[5]					$ 396,586,000		$ 396,110,000
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt, interest rate	[6]					6.125%		6.125%
Unsecured senior notes , maturity date	[6]					Oct. 15, 2019		Oct. 15, 2019
Outstanding balance on senior notes including amortizable cost	[6]					$ 450,454,000		$ 451,658,000
Issuance of Debt
Debt Instrument [Line Items]
Covenant leverage ratio						425.00%
Issuance of Debt | Minimum
Debt Instrument [Line Items]
Covenant leverage ratio						375.00%
Aggregate consideration for acquisition						$ 100,000,000
Interest coverage ratio						350.00%
Accounts Receivable Securitization Program with Two Banks, through May 8, 2020
Debt Instrument [Line Items]
Unsecured senior notes , maturity date						May 08, 2020
Credit facility borrowing maximum capacity			$ 200,000,000
Credit facility expiration date			May 08, 2020
Outstanding balance on senior notes including amortizable cost	[7]					$ 99,887,000
Percentage of indirect economic interest held in SPE			100.00%
Accounts Receivable Securitization Program with Two Banks, through May 8, 2020 | Minimum
Debt Instrument [Line Items]
Monthly unused commitment fee						0.50%
Accounts Receivable Securitization Program with Two Banks, through May 8, 2020 | Maximum
Debt Instrument [Line Items]
Monthly unused commitment fee						0.30%
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Issuance of note						$ 205,000,000
Debt, interest rate								2.25%
Unsecured senior notes , maturity date								Dec. 15, 2020
Outstanding balance on senior notes including amortizable cost								$ 196,865,000
Debt instrument, redemption price, percentage						100.00%
Debt instrument, conversion rate						19,221.062
Debt instrument, conversion of common stock, debt amount						$ 1,000
Debt instrument, conversion price						$ 52.12
Debt conversion, description						The Convertible Notes became convertible at any time prior to the close of business on November 26, 2018
Settlement of convertible notes in cash						$ 204,600,000
Number of shares issued to settle convertible notes						598,601
Unsecured 2.25% senior convertible notes due December 15, 2020 | Convertible Notes
Debt Instrument [Line Items]
Issuance of note				$ 205,000,000

[1]	Interest at May 31, 2019 was tied to LIBOR and averaged 3.6805% for USD denominated debt ($14,268), 2.69% for AUD denominated debt ($34,558), 3.23% on CAD denominated debt ($131,738) and 1.25% on EUR denominated debt ($159,745). Interest was tied to AUD at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708). At May 31, 2019 and 2018, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $3.9 million and $1.2 million, respectively.
[2]	The $350.0 million aggregate principal amount of the notes due 2029 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2019. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, was 4.568%. At May 31, 2019, the notes were adjusted for debt issuance costs, net of amortization, for approximately $3.5 million.
[3]	The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.5 million and $3.6 million at May 31, 2019 and 2018, respectively. The effective interest rate on the notes is 4.25%.
[4]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million at May 31, 2019 and 2018. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million at May 31, 2019 and 2018. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.1 million, respectively.
[5]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.4 million and $0.5 million at May 31, 2019 and 2018, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.767%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.4 million, respectively.
[6]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $0.7 million and $2.3 million at May 31, 2019 and 2018, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.6 million, respectively.
[7]	At May 31, 2019, the accounts receivable securitization program is adjusted for debt issuance cost, net of amortization, for approximately $0.1 million.